Income Taxes - Summary of Operating Loss Carryforwards (Detail) - Valuation Allowance of Deferred Tax Assets [Member] - USD ($) $ in Thousands		12 Months Ended
		Nov. 25, 2018	Nov. 26, 2017	Nov. 27, 2016
Valuation Allowance [Line Items]
Balance at Beginning of Period		$ 38,692	$ 68,212	$ 75,753
Changes in Related Gross Deferred Tax Asset	[1]	(480)	(10,219)	(5,027)
Change / (Release)		(16,242)	(19,301)	(2,514)
Balance at End of Period		21,970	38,692	$ 68,212
Domestic Tax Authority [Member]
Valuation Allowance [Line Items]
Balance at Beginning of Period		1,520
Changes in Related Gross Deferred Tax Asset		576
Change / (Release)		0	0
Balance at End of Period		2,096	1,520
Foreign Tax Authority [Member]
Valuation Allowance [Line Items]
Balance at Beginning of Period		37,172
Changes in Related Gross Deferred Tax Asset		(1,056)
Change / (Release)		(16,242)
Balance at End of Period		$ 19,874	$ 37,172

[1]	The charges to the accounts are for the purposes for which the allowances were created.